Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt
Debt Assumptions

Assumptions	4/19/2023	9/30/2023
Stock price	$1.72	$0.56
Volatility	75.20%	110.50%
Discount rate	16.28%	14.84%
Risk-free rate	4.27%	5.24%

Schedule of annual principle and interest payments due

Year	Principal	Interest	Total
2023	$—	$128,094	$128,094
2024	2,250,000	206,761	2,456,761
2025	750,000	16,012	766,012
Total	$3,000,000	$350,867	$3,350,867

Year	Principal	Interest	Total
2023	$4,000,000	$634,438	$4,634,438
2024	4,000,000	295,638	4,295,638
2025	2,000,000	21,349	2,021,349
Total	$10,000,000	$951,425	$10,951,425